Accounts Receivable, Net - Schedule of Provision for Doubtful Accounts (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 103	$ 806	$ 225
Recovery	(103)	(806)
Uncollectible receivables recovered	4,583	35,929	581	$ 88,578
Write-off	(4,583)	(35,929)
Ending balance			$ 806	$ 225